Fair Value Measurements (Tables)	3 Months Ended
Aug. 29, 2015
Fair Value Measurements [Abstract]
Schedule Of Fair Value And Carrying Value Of Borrowings Under Credit Facilities And Long-Term Debt

	August 29, 2015		May 30, 2015
	Carrying Value	Fair Value	Carrying Value	Fair Value
2.0% – 6.84% Notes payable	$42,550	$43,063	$44,549	$45,158
Series A Senior Secured Notes at 5.45%	-	-	6,311	6,312
	$42,550	$43,063	$50,860	$51,470

Schedule Of Assets Measured At Fair Value On A Recurring Basis

				Total
August 29, 2015	Level 1	Level 2	Level 3	Balance
Assets
US government and agency obligations	$-	$9,618	$-	$9,618
Municipal bonds	-	74,992	-	74,992
Commercial paper	-	11,986	-	11,986
Corporate bonds	-	169,657	-	169,657
Foreign government obligations	-	1,035	-	1,035
Asset backed securities	-	16,432	-	16,432
Mutual Funds	4,422	-	-	4,422
Commodity contracts	-	5	-	5
Total assets measured at fair value	$4,422	$283,725	$-	$288,147

Liabilities
Contingent consideration	$-	$-	$1,024	$1,024
Total liabilities measured at fair value	$-	$-	$1,024	$1,024

				Total
May 30, 2015	Level 1	Level 2	Level 3	Balance
Assets
US government and agency obligations	$-	$9,630	$-	$9,630
Municipal bonds	-	76,311	-	76,311
Certificates of deposit	-	2,002	-	2,002
Commercial paper	-	7,496	-	7,496
Corporate bonds	-	136,364	-	136,364
Foreign government obligations	-	1,045	-	1,045
Asset backed securities	-	14,352	-	14,352
Mutual Funds	4,508	-	-	4,508
Commodity contracts	-	82	-	82
Total assets measured at fair value	$4,508	$247,282	$-	$251,790

Liabilities
Contingent consideration	$-	$-	$1,024	$1,024
Total liabilities measured at fair value	$-	$-	$1,024	$1,024